SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2019
Sharebased Payment Arrangements [Abstract]
SHARE-BASED PAYMENTS [Text Block]

15. Share-Based Payments

The Company has an incentive Stock Option Plan under which non-transferable options to purchase common shares of the Company may be granted to directors, officers, employees or consultants of the Company or any of its subsidiaries.  No amounts are paid or payable by the recipient on receipt of the option, and the exercise of the options granted is not dependent on any performance-based criteria. In accordance with these programs, options are exercisable at a price not less than the last closing price of the shares at the grant date.

Under this Stock Option Plan, 25% of options granted vest on each of the 6 month, 12 month, 18 month and 24 month anniversaries of the grant date.  However, the stock options granted on June 24, 2019 and on December 6, 2019 are fully vested on the 4 month anniversary of the grant date.

The following tables summarize information about stock options:

For the year ended December 31, 2019:

For the period ended December 31, 2019
Exercise Price Range	Opening Balance	During the Period					Weighted average remaining contractual life (years)
Exercise Price	Opening Balance	Granted	Exercised	Forfeiture	Expired	Closing Balance	Vested & Exercisable	Unvested
0-0.40	1,050,000	3,790,000	-	-	-	4,840,000	3.95	2,007,500	2,832,500

Weighted Average Exercise Price (Cdn$)	0.12	0.31				0.27		0.14

For the year ended December 31, 2018:

		During the Period					Weighted
Exercise Price Range (Cdn$)	Opening Balance	Granted	Exercised	Forfeiture	Expired	Closing Balance	average remaining contractual life (years)	Vested & Exercisable	Unvested
0-0.40	1,200,000	-	-	(150,000)	-	1,050,000	2.19	1,050,000	-
Weighted Average Exercise Price (Cdn$)	0.12					0.12		0.12

During the year ended December 31, 2019, the Company recognized in the statement of loss and comprehensive loss as an expense $190,469 (year ended December 31, 2018 - $1,676; year ending December 31, 2017 - $22,309) representing the vesting of the fair value at the date of grant of stock options previously granted to employees, consultants, directors and officers under the Company's Stock Option Plan.

The value of the options was calculated using the Black-Scholes model and the assumptions at grant date and period end date were as follows:

(i) Risk-free interest rate: 0.54% - 1.66%, which is based on the Bank of Canada benchmark bonds yield 3 year rate in effect at the time of grant for bonds with maturity dates at the estimated term of the options

(ii) Expected volatility: 94.49% - 128.69%, which is based on the Company's historical stock prices

(iii) Expected life: 3 years

(iv) Expected dividends: $Nil